Note 20 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
21.  SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

(Dollar amounts in thousands)	Three Months Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012

Total interest income	$7,232	$7,223	$7,342	$6,949
Total interest expense	1,686	1,646	1,602	1,513

Net interest income	5,546	5,577	5,740	5,436
Provision for loan losses	600	450	143	975

Net interest income after provision for loan losses	4,946	5,127	5,597	4,461

Total noninterest income	794	1,017	868	772
Total noninterest expense	3,782	4,041	4,122	3,694

Income before income taxes	1,958	2,103	2,343	1,539
Income taxes	435	463	494	270

Net income	$1,523	$1,640	$1,849	$1,269

Per share data:
Net income
Basic	$0.86	$0.85	$0.93	$0.65
Diluted	0.86	0.85	0.93	0.64
Average shares outstanding:
Basic	1,763,982	1,919,333	1,978,181	1,984,818
Diluted	1,764,585	1,921,205	1,983,863	1,991,354

(Dollar amounts in thousands)	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011

Total interest income	$7,359	$7,421	$7,528	$7,419
Total interest expense	2,341	2,304	2,134	1,873

Net interest income	5,018	5,117	5,394	5,546
Provision for loan losses	865	700	920	600

Net interest income after provision for loan losses	4,153	4,417	4,474	4,946

Total noninterest income	699	594	686	258
Total noninterest expense	3,705	4,292	3,906	3,598

Income before income taxes	1,147	719	1,254	1,606
Income taxes	145	(1)	175	277

Net income	$1,002	$720	$1,079	$1,329

Per share data:
Net income
Basic	$0.62	$0.44	$0.63	$0.76
Diluted	0.62	0.44	0.63	0.76
Average shares outstanding:
Basic	1,621,889	1,647,771	1,704,677	1,756,157
Diluted	1,651,889	1,647,920	1,704,677	1,756,157